Related Parties - Summary of Compensation for Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Salaries and benefits	$ 6,467	$ 5,015
Post-employment benefits	2,061	1,491
Share-based compensation (recovery) expense	(1,914)	6,849
Key management personnel compensation	$ 6,614	$ 13,355